PROVISIONS AND CONTINGENT LIABILITIES - Schedule of Contingent liabilities (Details) - Tax contingent liability - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 210.0	$ 172.5
ISS
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	83.7	72.3
Social Security
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	68.1	56.6
PIS e COFINS
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	40.5	30.2
Others
Disclosure in tabular form of contingent tax liabilities [line items]
Contingent tax liability	$ 17.7	$ 13.4